Promissory Note (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Note payable		$ 4,000,000	$ 0
Interest expense		60,183
Accrued interest		6,677
Red Cat Holdings, Inc [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Note payable		4,000,000
Red Cat Holdings, Inc [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Additional purchase price	$ 2,000,000
Red Cat Holdings, Inc [Member] | Subsequent Event [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Increase in debt	$ 2,000,000
Interest rate	8.00%
Fat Shark And Rotor Riot [Member]
Short-Term Debt [Line Items]
Issuance of convertible promissory note		$ 2,000,000